UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—27.18%

Federal Farm Credit Bank
0.310%, due 02/03/12[1]	2,000,000	1,999,966
0.180%, due 10/12/12[1]	2,750,000	2,746,508
Federal Home Loan Bank
0.175%, due 02/01/12[2]	3,000,000	3,000,000
0.300%, due 02/01/12[2]	1,000,000	1,000,000
0.280%, due 02/07/12[2]	2,500,000	2,500,000
0.060%, due 03/02/12[1]	4,750,000	4,749,762
0.090%, due 05/04/12[1]	4,000,000	3,999,070
0.160%, due 11/01/12[1]	2,000,000	1,997,564
Federal Home Loan Mortgage Corp.*
0.245%, due 02/06/12[2]	3,000,000	2,998,468
0.070%, due 02/10/12[1]	6,550,000	6,549,885
0.035%, due 02/13/12[1]	5,228,000	5,227,939
0.100%, due 02/23/12[1]	5,000,000	4,999,694
0.090%, due 03/20/12[1]	2,750,000	2,749,670
0.040%, due 04/04/12[1]	5,000,000	4,999,650
Federal National Mortgage Association*
0.035%, due 02/22/12[1]	5,000,000	4,999,898
0.000%, due 04/02/12[1]	4,049,000	4,048,314
US Treasury Notes
0.875%, due 02/29/12	7,000,000	7,002,686
1.375%, due 03/15/12	3,000,000	3,004,634
1.000%, due 04/30/12	2,000,000	2,003,055
0.625%, due 07/31/12	5,000,000	5,012,881
1.750%, due 08/15/12	3,000,000	3,025,850
1.375%, due 09/15/12	3,000,000	3,022,700

Total US government and agency obligations (cost—$81,638,194)		81,638,194

Certificates of deposit—10.65%

Banking-non-US—10.65%
Abbey National Treasury Services PLC
0.967%, due 02/13/12[2]	1,500,000	1,500,000
BNP Paribas SA
0.250%, due 02/07/12	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 02/21/12	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
0.180%, due 02/23/12	5,000,000	5,000,000
National Australia Bank Ltd.
0.587%, due 04/16/12[2]	2,500,000	2,500,000
Nordea Bank Finland
0.380%, due 02/10/12	3,000,000	3,000,172
0.400%, due 06/12/12	3,000,000	3,000,000
Royal Bank of Canada
0.285%, due 02/01/12[2]	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
0.180%, due 02/24/12	3,000,000	3,000,000
Toronto-Dominion Bank
0.090%, due 02/29/12	5,000,000	5,000,000

Total certificates of deposit (cost—$32,000,172)		32,000,172

Commercial paper[1]—38.31%

Asset backed-miscellaneous—21.00%
Bryant Park Funding LLC
0.170%, due 02/21/12	4,961,000	4,960,532

UBS Cash Reserves Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Fairway Finance Co. LLC
0.150%, due 03/19/12	7,750,000	7,748,482
Gotham Funding Corp.
0.160%, due 02/15/12	3,000,000	2,999,813
Market Street Funding LLC
0.140%, due 02/21/12	8,000,000	7,999,378
Old Line Funding Corp.
0.220%, due 03/14/12	3,500,000	3,499,102
Regency Markets No.1 LLC
0.230%, due 02/27/12	6,368,000	6,366,942
Salisbury Receivables Co. LLC
0.220%, due 02/13/12	5,000,000	4,999,633
0.170%, due 02/24/12	3,000,000	2,999,674
Sheffield Receivables Corp.
0.300%, due 03/21/12	2,750,000	2,748,877
Thames Asset Global Securitization No. 1
0.250%, due 02/15/12	5,000,000	4,999,514
Thunderbay Funding
0.200%, due 02/22/12	2,750,000	2,749,679
Variable Funding Capital Corp.
0.190%, due 04/16/12	3,000,000	2,998,813
Windmill Funding Corp.
0.280%, due 02/10/12	3,000,000	2,999,790
0.200%, due 02/28/12	5,000,000	4,999,250

		63,069,479

Asset backed-securities—2.33%
Grampian Funding LLC
0.300%, due 02/02/12	2,000,000	1,999,983
0.260%, due 02/14/12	5,000,000	4,999,531

		6,999,514

Banking-non-US—1.33%
Credit Suisse
0.200%, due 02/06/12	2,000,000	1,999,945
Westpac Securities NZ Ltd.
0.380%, due 03/05/12[3]	2,000,000	1,999,303

		3,999,248

Banking-US—8.32%
Barclays US Funding Corp.
0.130%, due 02/01/12	5,000,000	5,000,000
Deutsche Bank Financial LLC
0.350%, due 02/08/12	3,000,000	2,999,796
0.310%, due 02/21/12	3,000,000	2,999,483
ING (US) Funding LLC
0.340%, due 03/23/12	5,000,000	4,997,591
0.580%, due 04/05/12	3,000,000	2,996,907
Natixis US Finance Co. LLC
0.170%, due 02/01/12	3,000,000	3,000,000
Societe Generale N.A., Inc.
0.150%, due 02/01/12	3,000,000	3,000,000

		24,993,777

Finance-noncaptive diversified—2.00%
General Electric Capital Corp.
0.140%, due 04/16/12	3,000,000	2,999,125
0.220%, due 05/09/12	3,000,000	2,998,203

		5,997,328

UBS Cash Reserves Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Insurance-life—3.33%
Massachusetts Mutual Life Insurance Co.
0.110%, due 02/10/12	5,000,000	4,999,862
Metlife Short Term Funding LLC
0.120%, due 02/27/12	5,000,000	4,999,567

		9,999,429

Total commercial paper (cost—$115,058,775)		115,058,775

Short-term corporate obligations—1.83%

Banking-non-US—1.33%
Svenska Handelsbanken
0.578%, due 03/08/12[2,3]	2,500,000	2,500,000
Westpac Securities NZ Ltd.
0.465%, due 02/06/12[2,3]	1,500,000	1,500,000

		4,000,000

Banking-US—0.50%
JPMorgan Chase Bank N.A.
0.570%, due 03/09/12[2]	1,500,000	1,500,000

Total short-term corporate obligations (cost—$5,500,000)		5,500,000

Repurchase agreements—23.60%

Repurchase agreement dated 01/31/12 with Barclays Capital, Inc., 0.180% due 02/01/12, collateralized by $49,793,800 US Treasury Notes, 1.750% due 04/15/13; (value—$51,000,002); proceeds: $50,000,250	50,000,000	50,000,000

Repurchase agreement dated 01/31/12 with Deutsche Bank Securities, Inc., 0.220% due 02/01/12, collateralized by $7,584,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 06/04/12 and $10,958,727 Federal National Mortgage Association obligations, 5.375% due 06/12/17; (value—$21,012,569); proceeds: $20,600,126	20,600,000	20,600,000

Repurchase agreement dated 01/31/12 with State Street Bank & Trust Co., 0.010% due 02/01/12, collateralized by $236,847 US Treasury Notes, 3.625% due 02/15/21; (value—$279,722); proceeds: $274,000	274,000	274,000

Total repurchase agreements (cost—$70,874,000)		70,874,000

Total investments (cost—$305,071,141 which approximates cost for federal income tax purposes)[4]—101.57%		305,071,141

Liabilities in excess of other assets—(1.57)%		(4,727,754)

Net assets (applicable to 300,367,285 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		300,343,387

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2012, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.00% of net assets as of January 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Cash Reserves Fund
Schedule of investments – January 31, 2012 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	81,638,194	—	81,638,194

Certificates of deposit	—	32,000,172	—	32,000,172

Commercial paper	—	115,058,775	—	115,058,775

Short-term corporate obligations	—	5,500,000	—	5,500,000

Repurchase agreements	—	70,874,000	—	70,874,000

Total	—	305,071,141	—	305,071,141

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	86.7

Japan	4.3

Finland	2.0

Canada	2.0

Australia	2.0

France	1.0

Sweden	0.8

Switzerland	0.7

United Kingdom	0.5

Total	100.0

Weighted average maturity—33 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2011.

UBS Liquid Assets Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—18.68%

Federal Home Loan Bank
0.175%, due 02/01/12[1]	20,000,000	20,000,000
0.280%, due 02/07/12	20,000,000	20,000,000
0.035%, due 02/17/12	76,000,000	75,998,818
0.270%, due 02/17/12	22,000,000	21,997,360
0.065%, due 03/28/12[2]	30,000,000	29,996,967
0.050%, due 04/20/12[2]	30,000,000	29,996,708
0.230%, due 08/03/12[2]	30,000,000	29,964,733
Federal Home Loan Mortgage Corp.*
0.245%, due 02/06/12[1]	21,000,000	20,989,276
0.040%, due 04/04/12[2]	50,000,000	49,996,500
0.070%, due 04/09/12[2]	13,000,000	12,998,281
Federal National Mortgage Association*
0.150%, due 03/02/12[2]	60,000,000	59,992,500
US Treasury Notes
0.875%, due 02/29/12	20,000,000	20,007,856
1.375%, due 03/15/12	35,000,000	35,054,059
1.000%, due 04/30/12	20,000,000	20,030,546
0.750%, due 05/31/12	70,000,000	70,120,388
1.875%, due 06/15/12	24,000,000	24,146,652
0.625%, due 06/30/12	40,000,000	40,091,271

Total US government and agency obligations (cost—$581,381,915)		581,381,915

Bank note—0.48%

Banking-US—0.48%
Bank of America N.A.
0.230%, due 02/23/12 (cost—$15,000,000)	15,000,000	15,000,000

Certificates of deposit—11.54%

Banking-non-US—11.54%
Abbey National Treasury Services PLC
0.967%, due 02/13/12	11,000,000	11,000,000
Bank of Montreal
0.100%, due 02/21/12	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.480%, due 04/10/12	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 02/21/12	20,000,000	20,000,000
Mizuho Corporate Bank Ltd.
0.180%, due 02/23/12	30,000,000	30,000,000
National Australia Bank Ltd.
0.587%, due 04/16/12[1]	10,000,000	10,000,000
Nordea Bank Finland
0.400%, due 06/12/12	20,000,000	20,000,000
Royal Bank of Canada
0.285%, due 02/01/12[1]	9,500,000	9,500,000
Sumitomo Mitsui Banking Corp.
0.130%, due 02/01/12	42,000,000	42,000,000
0.405%, due 02/01/12	35,000,000	35,000,000
0.300%, due 03/09/12	27,000,000	27,000,000
Swedbank AB
0.345%, due 03/06/12	30,000,000	30,000,000
0.325%, due 03/12/12	30,000,000	30,000,000
Toronto-Dominion Bank
0.090%, due 02/29/12	34,750,000	34,750,000

Total certificates of deposit (cost—$359,250,000)		359,250,000

UBS Liquid Assets Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—52.43%

Asset backed-banking US—2.99%
Atlantis One Funding
0.360%, due 02/01/12	30,000,000	30,000,000
0.270%, due 02/06/12	40,000,000	39,998,500
0.260%, due 02/09/12	23,000,000	22,998,671

		92,997,171

Asset backed-miscellaneous—16.40%
Bryant Park Funding LLC
0.170%, due 02/23/12	40,000,000	39,995,844
Chariot Funding LLC
0.220%, due 03/05/12	35,000,000	34,992,942
Fairway Finance Co. LLC
0.130%, due 02/23/12	20,000,000	19,998,411
Gotham Funding Corp.
0.170%, due 02/08/12	10,000,000	9,999,669
0.210%, due 03/14/12	27,000,000	26,993,385
Market Street Funding LLC
0.120%, due 02/17/12	10,408,000	10,407,445
Regency Markets No.1 LLC
0.220%, due 02/15/12	24,000,000	23,997,947
0.210%, due 02/16/12	52,000,000	51,995,450
0.220%, due 02/27/12	15,000,000	14,997,617
Salisbury Receivables Co. LLC
0.350%, due 02/02/12	29,500,000	29,499,713
0.170%, due 03/02/12	40,000,000	39,994,333
0.350%, due 03/05/12	35,000,000	34,988,771
Sheffield Receivables Corp.
0.330%, due 03/09/12	30,000,000	29,989,825
Thames Asset Global Securitization No. 1
0.250%, due 02/21/12	47,427,000	47,420,413
Variable Funding Capital Corp.
0.200%, due 03/01/12	10,000,000	9,998,389
Windmill Funding Corp.
0.280%, due 02/01/12	25,000,000	25,000,000
0.280%, due 02/10/12	40,000,000	39,997,200
0.230%, due 02/17/12	20,000,000	19,997,956

		510,265,310

Asset backed-securities—2.60%
Argento Variable Funding Co. LLC
0.260%, due 02/21/12	10,000,000	9,998,555
Grampian Funding LLC
0.300%, due 02/03/12	20,000,000	19,999,667
0.320%, due 03/01/12	30,000,000	29,992,267
0.380%, due 03/13/12	21,000,000	20,990,912

		80,981,401

Banking-non-US—8.10%
Caisse Centrale Desjardins
0.120%, due 02/14/12	15,000,000	14,999,350
0.120%, due 02/24/12	30,000,000	29,997,700
0.200%, due 04/12/12	25,000,000	24,990,139
Commonwealth Bank of Australia
0.080%, due 02/01/12	45,000,000	45,000,000
Credit Suisse
0.200%, due 02/06/12	35,000,000	34,999,028
HSBC USA, Inc.
0.230%, due 03/19/12	50,000,000	49,984,986
Skandinaviska Enskilda Banken AB
0.460%, due 03/05/12	32,000,000	31,986,507
Westpac Securities NZ Ltd.
0.380%, due 03/05/12[3]	20,000,000	19,993,033

		251,950,743

UBS Liquid Assets Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Banking-US—13.90%
Barclays US Funding Corp.
0.130%, due 02/01/12	100,000,000	100,000,000
BNP Paribas Finance
0.140%, due 02/01/12	35,000,000	35,000,000
Deutsche Bank Financial LLC
0.310%, due 02/21/12	33,000,000	32,994,317
0.300%, due 02/24/12	20,000,000	19,996,167
0.500%, due 03/16/12	15,000,000	14,990,833
0.570%, due 04/11/12	20,000,000	19,977,833
ING (US) Funding LLC
0.240%, due 02/02/12	35,000,000	34,999,767
0.250%, due 02/13/12	35,000,000	34,997,083
0.580%, due 04/05/12	25,000,000	24,974,222
Natixis US Finance Co. LLC
0.170%, due 02/01/12	35,000,000	35,000,000
Societe Generale N.A., Inc.
0.150%, due 02/01/12	35,000,000	35,000,000
State Street Corp.
0.240%, due 05/11/12	15,000,000	14,990,000
Toronto-Dominion Holdings USA, Inc.
0.320%, due 02/24/12	29,500,000	29,493,969

		432,414,191

Beverage/bottling—0.80%
Coca-Cola Co.
0.130%, due 02/17/12	25,000,000	24,998,556

Finance-captive automotive—1.28%
Toyota Motor Credit Corp.
0.380%, due 02/06/12	40,000,000	39,997,889

Finance-noncaptive diversified—2.41%
General Electric Capital Corp.
0.140%, due 04/16/12	50,000,000	49,985,416
0.220%, due 05/09/12	25,000,000	24,985,028

		74,970,444

Insurance-life—2.67%
MetLife Short Term Funding LLC
0.140%, due 02/01/12	10,000,000	10,000,000
0.140%, due 02/08/12	32,000,000	31,999,129
0.120%, due 03/01/12	41,000,000	40,996,036

		82,995,165

Retail-discount—1.28%
Wal-Mart Stores, Inc.
0.060%, due 02/22/12	40,000,000	39,998,600

Total commercial paper (cost—$1,631,569,470)		1,631,569,470

UBS Liquid Assets Fund
Schedule of investments – January 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)

Short-term corporate obligations—1.29%

Banking-non-US—0.93%
Svenska Handelsbanken
0.578%, due 03/08/12[1,3]	18,000,000	18,000,000
Westpac Securities NZ Ltd.
0.465%, due 02/06/12[1,3]	11,000,000	11,000,000

		29,000,000

Banking-US—0.36%
JPMorgan Chase Bank N.A.
0.570%, due 03/09/12[1]	11,000,000	11,000,000

Total short-term corporate obligations (cost—$40,000,000)		40,000,000

Repurchase agreements—15.56%

Repurchase agreement dated 01/31/12 with Barclays Capital, Inc., 0.180% due 02/01/12, collateralized by $346,637,700 US Treasury Notes, 2.625% to 3.125% due 04/30/18 to 05/15/21 (value—$387,600,058); proceeds: $380,001,900	380,000,000	380,000,000

Repurchase agreement dated 01/31/12 with Deutsche Bank Securities, Inc., 0.220% due 02/01/12, collateralized by $84,890,000 Federal Home Loan Bank obligations, 0.120% due 08/16/12 and $21,138,000 Federal National Mortgage Association obligations, 1.120% due 12/15/14 (value—$106,080,023); proceeds: $104,000,636	104,000,000	104,000,000

Repurchase agreement dated 01/31/12 with State Street Bank & Trust Co., 0.010% due 02/01/12, collateralized by $144,356 US Treasury Notes, 3.625% due 02/15/21; (value—$170,488); proceeds: $167,000	167,000	167,000

Total repurchase agreements (cost—$484,167,000)		484,167,000

Total investments (cost—$3,111,368,385 which approximates cost for federal income tax purposes)[4]—99.98%		3,111,368,385

Other assets in excess of liabilities—0.02%		484,695

Net assets (applicable to 3,111,859,337 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		3,111,853,080

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2012 and changes periodically. The maturity date reflects earlier of reset dates or stated maturity date.

[2]	Rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.57% of net assets as of January 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Liquid Assets Fund
Schedule of investments – January 31, 2012 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	581,381,915	—	581,381,915

Bank note	—	15,000,000	—	15,000,000

Certificates of deposit	—	359,250,000	—	359,250,000

Commercial paper	—	1,631,569,470	—	1,631,569,470

Short-term corporate obligations	—	40,000,000	—	40,000,000

Repurchase agreements	—	484,167,000	—	484,167,000

Total	—	3,111,368,385	—	3,111,368,385

At January 31, 2012 there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	77.8

Japan	7.4

Canada	4.5

Sweden	3.5

Australia	2.8

United Kingdom	2.3

Switzerland	1.1

Finland	0.6

Total	100.0

Weighted average maturity—29 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2011.

US generally accepted accounting principles (“GAAP”) require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

In accordance with the requirement of GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 1/31/12 were $6,939,453,002.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 1/31/12 were $5,035,792,403.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 1/31/12 were $912,194,698.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 1/31/12 were $11,175,160,809.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 1/31/12 were $5,233,190,915.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 1/31/12 were $370,192,341.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 1/31/12 were $380,662,248.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 1/31/12 were $337,675,480.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 1/31/12 were $29,677,884.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 2, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 2, 2012